Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents (Note 7)	$ 45,085	$ 46,104
Amounts due from related parties (Note 12)	1,381	571
Inventories	2,495	2,241
Derivative assets (Notes 6 and 7)	3,875	1,579
Other current assets	2,199	5,610
Total current assets	55,035	56,105
Long-term assets:
Vessels, net of accumulated depreciation (Note 9)	1,803,204	1,723,023
Intangible assets, net (Note 10)	2,195	2,497
Derivative assets (Notes 6 and 7)	19,765	9,850
Accrued income	2,577	1,693
Total long term assets	1,827,741	1,737,063
Total assets	1,882,776	1,793,168
Current liabilities:
Trade accounts payable (Note 12)	4,866	5,224
Accrued expenses	6,860	6,504
Current portion of long-term debt (Notes 7 and 11)	80,206	92,985
Current portion of derivative liabilities (Notes 6 and 7)	261	978
Income taxes payable	18	175
Current portion of contract liabilities	1,518	1,518
Prepaid charter and deferred revenue	9,686	9,980
Amount due to related parties (Note 12)	1,766	5,450
Total current liabilities	105,181	122,814
Long-term liabilities:
Long-term debt (Notes 7 and 11)	1,029,053	933,630
Derivative liabilities (Notes 6 and 7)		164
Contract liabilities	5,963	6,722
Deferred tax liabilities (Note 8)	632	624
Total long-term liabilities	1,035,648	941,140
Total liabilities	1,140,829	1,063,954
Commitments and contingencies (Note 13)
Partners' capital:
Total partners' capital	652,683	639,950
Total liabilities and equity	1,882,776	1,793,168
Series A Preferred Unit [Member]
Long-term liabilities:
Series A Convertible Preferred Units (Notes 16 and 17)	89,264	89,264
Common Units [Member]
Partners' capital:
Common unitholders	640,969	628,471
Total partners' capital	640,969	628,471
General Partner Unit [Member]
Partners' capital:
General partner interest	11,714	11,479
Total partners' capital	$ 11,714	$ 11,479